                                                      Registration No. 333-86526
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]

          Pre-Effective Amendment No.                                      [ ]
                                      -----

          Post-Effective Amendment No. 1                                   [X]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]

          Amendment No.
                        ----

                        (Check appropriate box or boxes)
                        --------------------------------

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           --------------------------


                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL

           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agents for Service)

                           --------------------------


                  Please send copies of all communications to:
                            PETER E. PANARITES, ESQ.
                                Foley & Lardner
                               Washington Harbour
                           3000 K. Street, Northwest
                             Washington, D.C. 20007

                           --------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

[X]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On (date) pursuant to paragraph (b) or Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

     This Post Effective Amendment No. 1 ("PEA") to the Form N-4 Registration Statement No. 333-86526 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") is being filed solely for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the American Dental Association Prospectus or Statement of Additional Information dated May 1, 2002 or any other part of the Registration Statement except as specifically noted herein.

     (Parts A, B and C of Post Effective Amendment to the Form N-4 Registration Statement (File No. 333-86526), filed with the Commission on April 18, 2002 are incorporated by reference.)

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED JULY 12, 2002, TO THE MAY 1, 2002 PROSPECTUS
AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:

American Dental Association
Members Retirement Program

--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectus and SAI, as supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


1. NEW VARIABLE INVESTMENT FUNDS:

The following is added to the Prospectus under "Fee table":


A. We anticipate making available two new equity investment funds (thereby increasing the number of investment options under the Program to fourteen) on or about July 12, 2002, subject to state availability, as described below:


-----------------------------------------------------------------------------------------------------------------------------
                                                    FEE TABLE INFORMATION
-----------------------------------------------------------------------------------------------------------------------------
                            PROGRAM                            INVESTMENT
                           EXPENSE        ADMINISTRATION      MANAGEMENT          OTHER
                            CHARGE             FEE               FEE            EXPENSES         12B-1 FEE          TOTAL
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund         0.62%            0.15%(1)           None              0.14%           None              0.91%(1)
                             ------------------------------------------------------------------------------------------------
Strong Adviser Small         None             None               0.75%             0.66%(1)        None              1.41%
 Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------------
TOTAL                        0.62%            0.15%(1)           0.75%             0.80%(3)        0.00%             2.32%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
U.S. Bond Fund               0.62%            0.15%              None              0.14%           None              0.91%
                             ------------------------------------------------------------------------------------------------
Western Asset Core           None             None               0.44%             0.08%           None              0.52%(2)
 Portfolio-Institutional
 Class
-----------------------------------------------------------------------------------------------------------------------------
TOTAL                        0.62%            0.15%              0.44%             0.22%(3)        0.00%             1.43%(2)
-----------------------------------------------------------------------------------------------------------------------------


(1) An administration fee of up to 0.25% of the average daily net assets of the Program invested in the Strong Advisor Small Cap Value Fund (the "Fund") is paid to Equitable Life by Strong Investor Services, Inc.; Strong Investors Services, Inc., in turn, charges the Fund an amount for administrative services, which is included in the "Other Expenses" for the Fund. Equitable Life has waived the 0.15% administration fee applicable to the Small Cap Value Fund and will use the payment from Strong Capital Management, Inc., to defray administrative expenses associated with the Program's operations and to fund Program enhancements. The agreement and waiver are expected to be in effect for an indefinite period, but these arrangements are subject to termination by either party upon notice.

(2) The manager is contractually obligated to limit Portfolio expenses to 0.50% through August 1, 2003. The total expenses shown do not reflect this limitation.

(3) Includes expenses incurred in connection with the organization of the U.S. Bond Fund and Small Cap Value Fund, which will initially be paid by Equitable Life and will be reimbursed from the U.S. Bond Fund and Small Cap Value Fund, respectively, over a five year period ending July 2007.


B. Examples

You would pay the expenses shown below on a $1,000 initial investment over the time period indicated for each investment fund listed below, assuming a 5% annual rate of return. The examples include all annual fund operating expenses plus an estimate of average plan and transaction charges over the time periods indicated, assuming the account is not annuitized. The estimate is computed by aggregating all record maintenance and report fees and enrollment fees, divided by the average assets for the same period. See "Plan and transaction expenses in the Prospectus." As the minimum amount that can be converted to an annuity is $5,000, the amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. There are no surrender charges, so the amounts would be the same, whether you withdraw all or a portion of your account balance. The examples assume the continuation of total expenses shown in the tables above for the entire one and three year periods shown in the examples.



----------------------  ------------ ------------
   INVESTMENT FUND(1)      1 YEAR       3 YEARS
----------------------- ------------ ------------
 Small Cap Value Fund     $ 23.85      $ 73.38
 U.S. Bond Fund           $ 14.87      $ 46.17
-------------------------------------------------

(1) The expenses shown reflect the arrangements discussed in notes to the Fee table above.

--------------------------------------------------------------------------------

The purpose of these tables and examples is to assist you in understanding the various costs and expenses that will be incurred, either directly or indirectly, when amounts are invested in the Funds. FUTURE EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, THE 5% RATE OF RETURN IN THE EXAMPLE IS NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.


2. NEW INVESTMENT FUNDS' OBJECTIVES AND ADVISERS:


-------------------------------------------------------------------------------------------------------------------------
                                                             UNDERLYING MUTUAL FUND
                       --------------------------------------------------------------------------------------------------
           NAME                 INVESTMENT FUND                      OBJECTIVE                          ADVISER
---------------------- ------------------------------ ---------------------------------- --------------------------------
Small Cap Value Fund   Strong Advisor Small           Seeks capital growth               Strong Capital Management, Inc.
                       Cap Value Fund
---------------------- ------------------------------ ---------------------------------- --------------------------------
U.S. Bond Fund         Western Asset Core Portfolio-  Maximum total return, consistent   Western Asset Management
                       Institutional Class            with prudent investment            Company
                                                      management and liquidity needs
---------------------- ------------------------------ ---------------------------------- --------------------------------


3. CHANGE IN NAME FOR CERTAIN INVESTMENT FUNDS:

The names of the following investment funds will change on or about July 12, 2002, subject to state availability. Accordingly, all references to these funds in the prospectus are replaced with the new names, as follows:



---------------------------   -----------------------
 FORMER NAME                       NEW NAME
---------------------------   -----------------------
ADA Foreign Fund              Foreign Fund
---------------------------   -----------------------
ADA Large Cap Growth Fund     Large Cap Growth Fund
---------------------------   -----------------------


The investment objective and adviser for the underlying portfolios remain the same.


4. CHANGE IN FOOTNOTE (1):

On page 7, in "Fee Table" under "Aggressive Equity, ADA Foreign, Equity Index, Equity Income and ADA Large Cap Growth Funds," footnote 1 is restated as follows:

(1) Source: MFS Emerging Growth Fund prospectus dated April 1, 2002. MFS has contractually agreed to reduce its management fee based on the level of the fund's average daily net assets absent this expense limitation, total fees for the Emerging Growth Fund would be 1.20%.


5. In "Performance Information" under "How We Calculate Performance data," two new sentences are added to the last paragraph as follows:

     The Small Cap Value Fund and U.S. Bond Fund began operations each as a subaccount under Separate Account No. 206 on or about July 12, 2002, when the Funds commenced operations. No performance is provided for these Funds because they were not offered under the Program until July 12, 2002.


6. In "More Information" under "About the Separate Accounts," the third sentence of the second paragraph is replaced in its entirety with the following:

     "The Separate Account No. 206 has four subaccounts that we call the Equity Income Fund and the Large Cap Growth Fund, both established in 1999, as well as the Small Cap Value Fund and the U.S. Bond Fund, both established in July 2002."


7. In "More Information" under "About the Separate Accounts," the first sentence of the third paragraph is replaced in its entirety with the following:

     The Aggressive Equity, Foreign, Equity Index, Equity Income, Large Cap Growth, Small Cap Value, U.S. Bond and Lifecycles funds are used exclusively in the ADA Program.

                                   SIGNATURES

     As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City State of New York, on this 12th day of July, 2002.


                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                                    (Registrant)


                                            By: The Equitable Life Assurance
                                                Society of the United States


                                            By: /s/ Robin Wagner
                                                -------------------------------
                                                    Robin Wagner
                                                    Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 12th day of July, 2002.



                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                                   (Depositor)


                                            By: /s/ Robin Wagner
                                                ----------------------
                                                    Robin Wagner
                                                    Vice President and Counsel


         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:


*Christopher M. Condron                     Chairman of the Board, Chief
                                            Executive Officer and Director
                                            and Director


PRINCIPAL FINANCIAL OFFICER:


*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and
                                            Director


PRINCIPAL ACCOUNTING OFFICER:



*Alvin H. Fenichel                          Senior Vice President and
                                            Controller


*DIRECTORS:
Bruce W. Calvert          Norman C. Francis           Edward D. Miller
Franccoise Colloc'h       Donald J. Greene            Didier Pineau-Valencienne
Christopher M. Condron    John T. Hartley             George J. Sella, Jr.
Henri de Castries         John H.F. Haskell, Jr.      Peter J. Tobin
Claus-Michael Dill        Mary R. (Nina) Henderson    Stanley B. Tulin
Joseph L. Dionne          W. Edwin Jarmain
Denis Duverne             George T. Lowy
Jean-Rene Fourtou



*By /s/ Robin Wagner
-------------------------
    Robin Wagner
    Attorney-in-Fact
    July 12, 2002